FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, November 6, 2002

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa                          COM              013817101     4142 214630.000SH      SOLE                81803.000        132827.000
Allstate Corp.                 COM              020002101     6553 184327.000SH      SOLE                64770.000        119557.000
                                                               135 3800.000 SH       OTHER                        3800.000
American International Group   COM              026874107      357 6524.000 SH       SOLE                                   6524.000
                                                                35  631.000 SH       OTHER                              631.000
Apache Corp.                   COM              037411105      611 10272.000SH       SOLE                  275.000          9997.000
                                                                29  495.000 SH       OTHER                              495.000
Applied Materials, Inc.        COM              038222105      277 24000.000SH       SOLE                                  24000.000
Atmel Corp.                    COM              049513104     1748 1649335.000SH     SOLE               654775.000        994560.000
                                                                 8 8000.000 SH       OTHER                             8000.000
Avon Products, Inc.            COM              054303102     5379 116688.000SH      SOLE                49286.000         67402.000
BP PLC-Spons ADR               COM              055622104      287 7205.000 SH       SOLE                                   7205.000
                                                               160 4012.000 SH       OTHER                              4012.000
Carnival Corp Class A          COM              143658102     6473 257893.000SH      SOLE                92700.000        165193.000
                                                                88 3500.000 SH       OTHER                             3500.000
Citigroup, Inc.                COM              172967101     6419 216495.000SH      SOLE                81267.000        135228.000
                                                                30 1000.000 SH       OTHER                             1000.000
Clarcor, Inc.                  COM              179895107     1428 46500.000SH       SOLE                                  46500.000
Coca-Cola Company              COM              191216100      347 7230.000 SH       SOLE                                   7230.000
Colgate Palmolive              COM              194162103      929 17220.000SH       SOLE                                  17220.000
                                                                51  940.000 SH       OTHER                              940.000
Comerica Inc                   COM              200340107     1067 22133.000SH       SOLE                 1000.000         21133.000
                                                               670 13898.000SH       OTHER                       13898.000
DPL Inc                        COM              233293109      203 12355.000SH       SOLE                                  12355.000
                                                                38 2287.000 SH       OTHER                             2287.000
Electronic Data System Corp.   COM              285661104      140 10000.000SH       SOLE                10000.000
Equity Office Properties Trust COM              294741103     2501 96873.000SH       SOLE                60696.000         36177.000
                                                                28 1100.000 SH       OTHER                             1100.000
Equity Residential             COM              29476L107      543 22700.000SH       SOLE                 5800.000         16900.000
Exxon Mobil Corporation        COM              302316102     1974 61867.000SH       SOLE                 3956.000         57911.000
                                                               417 13060.000SH       OTHER                  13060.000
Fannie Mae                     COM              313586109     4757 79898.000SH       SOLE                29240.000         50658.000
                                                                74 1250.000 SH       OTHER                             1250.000
Fifth Third Bancorp            COM              316773100      351 5737.000 SH       SOLE                                   5737.000
                                                              1074 17545.000SH       OTHER                       17545.000
General Electric               COM              369604103     1456 59048.000SH       SOLE                                  59048.000
                                                               183 7425.000 SH       OTHER                             7425.000
Global SanteFe Corp            COM              G3930E101      684 30625.000SH       SOLE                  800.000         29825.000
Guidant Corp.                  COM              401698105     5617 173843.000SH      SOLE                62725.000        111118.000
                                                                29  900.000 SH       OTHER                              900.000
Henry Schein Inc.              COM              806407102     6594 125013.000SH      SOLE                44932.000         80081.000
                                                                42  800.000 SH       OTHER                              800.000
Hewlett Packard Company        COM              428236103     4151 355705.001SH      SOLE               138350.000        217355.001
                                                                31 2675.000 SH       OTHER                             2675.000
Hibernia Corp Class A          COM              428656102     1793 89715.000SH       SOLE                10890.000         78825.000
Honeywell International, Inc.  COM              438516106     5152 237876.000SH      SOLE                84301.000        153575.000
                                                                28 1300.000 SH       OTHER                             1300.000
Intel Corp                     COM              458140100      226 16300.000SH       SOLE                                  16300.000
                                                                46 3300.000 SH       OTHER                             3300.000
Interpublic Group Companies, I COM              460690100     4259 268735.000SH      SOLE                86839.000        181896.000
                                                                40 2500.000 SH       OTHER                             2500.000
JLG Industries                 COM              466210101      188 23323.000SH       SOLE                                  23323.000
                                                                27 3300.000 SH       OTHER                              3300.000
JP Morgan Chase & Co.          COM              46625H100     4685 246689.000SH      SOLE               110782.000        135907.000
                                                                21 1100.000 SH       OTHER                             1100.000
Johnson & Johnson              COM              478160104      243 4500.000 SH       SOLE                                   4500.000
Kroger Co.                     COM              501044101     4609 326892.000SH      SOLE               119026.000        207866.000
                                                                39 2800.000 SH       OTHER                             2800.000
LM Ericsson Telephone Co. ADR  COM              294821400        4 12400.000SH       OTHER                            12400.000
Marathon Oil Corp.             COM              565849106     3970 175032.000SH      SOLE                82355.000         92677.000
                                                                 7  300.000 SH       OTHER                              300.000
McDonalds Corp                 COM              580135101     4672 264551.000SH      SOLE                90525.000        174026.000
                                                                42 2400.000 SH       OTHER                             2400.000
Medtronic Inc                  COM              585055106      383 9100.000 SH       SOLE                                   9100.000
                                                               160 3800.000 SH       OTHER                             3800.000
Merck & Company                COM              589331107     2892 63270.000SH       SOLE                14950.000         48320.000
                                                                29  635.000 SH       OTHER                              635.000
Microsoft Corp.                COM              594918104     2566 58670.000SH       SOLE                 5225.000         53445.000
                                                                22  500.000 SH       OTHER                              500.000
Mylan Labs                     COM              628530107     4603 140598.000SH      SOLE                51216.000         89382.000
                                                                23  700.000 SH       OTHER                              700.000
Nabors Industries Ltd          COM              G6359f103     3558 108649.000SH      SOLE                41782.000         66867.000
National City Corp.            COM              635405103      123 4320.000 SH       SOLE                                   4320.000
                                                               101 3548.000 SH       OTHER                             3548.000
Newmont Mining Corp.           COM              651639106     4119 149730.000SH      SOLE                27475.000        122255.000
                                                                66 2400.000 SH       OTHER                             2400.000
Noble Corp                     COM              G65422100      849 27400.000SH       SOLE                 2950.000         24450.000
Pfizer                         COM              717081103      612 21100.000SH       SOLE                                  21100.000
Royal Dutch Petroleum          COM              780257705      337 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      236 11723.000SH       SOLE                                  11723.000
                                                               236 11717.000SH       OTHER                        11717.000
SPX Corp                       COM              784635104     7215 71510.000SH       SOLE                24533.000         46977.000
Schering Plough                COM              806605101     1992 93422.000SH       SOLE                37697.000         55725.000
                                                                42 1950.000 SH       OTHER                             1950.000
Shell Transport & Trading      COM              822703609      457 12800.000SH       SOLE                  200.000         12600.000
Sovereign Bancorp, Inc.        COM              845905108     3986 309026.000SH      SOLE               163495.000        145531.000
Stryker Corp                   COM              863667101      393 6827.000 SH       SOLE                                   6827.000
Transocean, Inc.               COM              G90078109     1905 91575.000SH       SOLE                41611.000         49964.000
                                                                17  801.000 SH       OTHER                              801.000
Tyco International Ltd New     COM              902124106     3238 229628.000SH      SOLE                85476.000        144152.000
                                                                 9  650.000 SH       OTHER                              650.000
Verizon Communications         COM              92343V104     4486 163484.000SH      SOLE                57275.000        106209.000
                                                               123 4479.000 SH       OTHER                        4479.000
W.R. Berkley Corp.             COM              084423102     6034 177468.000SH      SOLE                66144.000        111324.000
WalMart Stores                 COM              931142103      513 10410.000SH       SOLE                                  10410.000
Walgreen Co.                   COM              931422109      246 8000.000 SH       SOLE                                   8000.000
Waters Corp.                   COM              941848103     5982 246660.000SH      SOLE                87977.000        158683.000
Wells Fargo & Co.              COM              949740104       19  400.000 SH       SOLE                                    400.000
                                                               722 15000.000SH       OTHER                             15000.000
Alliance Fund-Class A                           01859k105       37 12954.651SH       SOLE                                  12954.651
Loomis Sayles Small Cap Value                                  234 13542.795SH       SOLE                                  13542.795


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total: $156,732

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